CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,109,846)	$ (28,133,690)	$ (29,705,669)	$ (5,903,982)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	6,051	25,396	33,888	30,248
Bad debt expense	15,750	20,375	25,750	59,750
Termination of licensing agreement				132,804
Non cash interest		9,363,244	9,363,244	66,874
Amortization of debt discount	1,138,239	1,085,856	1,461,054	748,840
Common stock issued in connection with loan extension	12,000			17,970
Stock based compensation	1,556,024	525,782	830,788	582,348
Gain on settlement of debt		(285,924)	(296,592)
Change in fair value of option modifications				53,858
Change in fair value of derivative liabilities		15,872,510	15,962,822	2,673,948
Changes in operating assets and liabilities:
Accounts receivable	(1,550)	(39,750)	(55,700)	(32,000)
Prepaid expenses and other current assets	(5,131)	(4,924)	(4,810)	(5,996)
Security deposit			4,212	(12,300)
Accounts payable and accrued expenses	194,779	13,823	548,189	(42,740)
Settlement payable	(15,000)	(285,000)	(300,000)	65,000
Deferred revenue	(177,522)	(378,864)	(407,571)	(434,022)
Net cash used in operating activities	(1,386,206)	(2,221,166)	(2,540,395)	(1,999,400)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(29,763)		(2,970)	(22,594)
Payment for intellectual property				(305,647)
Net cash used in investing activities	(29,763)		(2,970)	(328,241)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	1,300,000	940,000	940,000	100,000
Proceeds from common stock subscriptions	100,000
Proceeds from notes payable	250,000
Proceeds from convertible notes payable		1,660,000	1,660,000	2,714,448
Repayments of notes payable		(187,748)	(187,748)	(564,412)
Net cash provided by financing activities	1,650,000	2,412,252	2,412,252	2,250,036
Net decrease in cash and restricted cash	234,031	191,086	(131,113)	(77,605)
Cash and restricted cash, beginning of the year	11,342	92,455	92,455	220,060
Cash and restricted cash, end of year	245,373	283,541	11,342	92,455
Supplemental disclosures of cash flow information:
Interest paid		10,507	10,507	106,333
Taxes paid
Non cash financing activities:
Reclassify fair value of debt derivative at payoff of note payable				262,271
Common stock issued in settlement of related party accounts payable				80,433
Common stock issued in connection with issuance of convertible notes payable				30,000
Reclassify fair value of debt derivative at note modification		30,806,073	30,806,073
Common stock issued in settlement of convertible notes payable			$ 220,000
Common stock issued in connection with issuance of notes payable	25,500	220,000
Reclassify fair value of warrant liability upon adoption of ASC 2017-11	$ 175,975